Related Parties - Summary of Compensation for Key Management Personnel (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Related party transactions [abstract]
Salaries and benefits	$ 5,015	$ 5,050
Post-employment benefits	1,491	1,309
Share-based compensation	6,849	3,602
Key management personnel compensation	$ 13,355	$ 9,961